Annual Total Returns (Bar Chart) (Invesco Global Core Equity Fund, Institutional Class, Invesco Global Core Equity Fund)	12 Months Ended
May 02, 2011
Invesco Global Core Equity Fund | Institutional Class, Invesco Global Core Equity Fund
Annual Total Return
'06	21.72%
'07	2.84%
'08	(38.67%)
'09	30.90%
'10	7.45%